Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of the periods indicated:

	March 31,	December 31,
	2025	2024
Accrued research and development expense	$1,799,583	$1,799,583
Accrued directors and officers (owners) compensation	991,821	1,025,867
Cash portion of the Lind Note repayments	227,284	127,759
Accrued compensation and employee benefits	140,252	126,106
Others	617,879	557,866
Total	$3,826,819	$3,509,422

Accrued expenses and other current liabilities consisted of the following as of the periods indicated:

	December 31,	December 31,
	2024	2023
Accrued research and development expense	$1,799,583	$1,799,583
Accrued directors and officers (owners) compensation	1,025,867	1,018,253
Accrued royalties	255,592	274,028
Accrued compensation and employee benefits	126,106	29,138
Others	302,274	427,350
Total	$3,509,422	$3,548,352